Securities Act Registration No. 033-96634
Investment Company Act Reg. No. 811-09094

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ___	☐

Post-Effective Amendment No. 35	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 36	☒
(Check appropriate box or boxes.)

LEUTHOLD FUNDS, INC. (Exact Name of Registrant as Specified in Charter)

33 South Sixth Street, Suite 4600
Minneapolis, Minnesota	55402

(Address of Principal Executive Offices)	(ZIP Code)

(612) 332-9141 (Registrant’s Telephone Number, including Area Code)
Copy to:
John C. Mueller
Leuthold Weeden Capital Management, LLC	Richard L. Teigen
33 South Sixth Street	Foley & Lardner LLP
Suite 4600	777 East Wisconsin Avenue
Minneapolis, Minnesota 55403	Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

☒           immediately upon filing pursuant to paragraph (b)

☐           on (date) pursuant to paragraph (b)

☐           60 days after filing pursuant to paragraph (a)(1)

☐           on (date) pursuant to paragraph (a)(1)

☐           75 days after filing pursuant to paragraph (a)(2)

☐           on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 35 to the Registration Statement of Leuthold Funds, Inc. (the “Company”) on Form N-1A hereby incorporates Parts A, B and C from the Company’s PEA No. 34 on Form N-1A filed January 27, 2012, which became effective on January 31, 2012.  This PEA No. 35 is filed for the sole purpose of submitting the XBRL Interactive Data File exhibits for the risk/return summaries provided in PEA No. 34.  The exhibits filed herewith do not constitute the complete publicly filed disclosure for the Leuthold Funds, and should be used in conjunction with the complete prospectus for the Leuthold Funds.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 21st day of February, 2012.

LEUTHOLD FUNDS, INC.
(Registrant)

By:      /s/ John C. Mueller
John C. Mueller, President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ John C. Mueller John C. Mueller	President (Principal Executive Officer) and a Director	February 21, 2012
/s/ Holly J. Weiss Holly J. Weiss	Secretary and Treasurer (Principal Financial and Accounting Officer)	February 21, 2012
/s/ Steven C. Leuthold Steven C. Leuthold	Director	February 21, 2012
/s/ Lawrence L. Horsch Lawrence L. Horsch	Director	February 21, 2012
/s/ Paul M. Kelnberger Paul M. Kelnberger	Director	February 21, 2012
/s/ Addison L. Piper Addison L. Piper	Director	February 21, 2012

EXHIBIT INDEX

Exhibit List for Interactive Data File Submissions.

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE